N-6	Jun. 27, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
Nationwide Innovator Corporate VUL | NewYorkLifeInvestmentsVPFundsTrustNYLIVPFloatingRatePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class